Offerings - Offering: 1	Sep. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	46,000,000
Proposed Maximum Offering Price per Unit	5.1450
Maximum Aggregate Offering Price	$ 236,670,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 36,234.18
Offering Note	Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of the registrant’s common stock, as reported on the NASDAQ Capital Market, on September 4, 2025, a date within five business days prior to the filing of this prospectus supplement.